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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard, Singapore
          238891, Singapore

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chia Yue Joo Lena
Title:  Managing Director, Legal & Regulations
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Chia Yue Joo Lena                    Singapore            July 2, 2008
-------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  1,324,348
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number        Name
--- --------------------------- ---------------------------------------
 1  28-________________________ Fullerton (Private) Limited

 2  28-________________________ Aranda Investments (Mauritius) Pte Ltd

 3  28-13095                    Seletar Investments Pte Ltd

 4  28-13090                    Temasek Capital (Private) Limited

                                      2

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                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------                   -------------- --------- -------- ------------------- -------------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER   ----------------------
NAME OF ISSUER             TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------             -------------- --------- -------- ---------- --- ---- -------------- -------- ---------- ------ ----
CONOCOPHILLIPS             COM            20825C104     257       4,313 SH       Shared-defined    1          4,313
CYCLACEL PHARMACEUTICALS
INC                        COM            23254L108   1,916     399,135 SH       Shared-defined             399,135
DISNEY WALT CO             COM DISNEY     254687106     889      28,764 SH       Shared-defined    1         28,764
DUKE ENERGY CORP           COM            26441C105     858      28,421 SH       Shared-defined    1         28,421
EQUINIX INC                COM NEW        29444U502 258,430   4,300,000 SH       Shared-defined           4,300,000
FOUNDATION COAL HLDGS INC  COM            35039W100     770      23,788 SH       Shared-defined              23,788
GENENTECH INC              COM NEW        368710406     475       5,738 SH       Shared-defined    1          5,738
GLOBAL CROSSING LTD        COM            G3921A175 924,945  45,119,292 SH       Shared-defined    1     45,119,292
ICICI BK LTD               ADR            45104G104  51,168   1,666,182 SH       Shared-defined           1,666,182
SPDR TR                    UNIT SER 1     78462F103  62,026     464,336 SH       Shared-defined    1        464,336
STATS CHIPPAC LTD          SPONSORED ADR  85771T104     150      25,000 SH       Shared-defined              25,000
SUNTECH PWR HLDGS CO LTD   ADR            86800C104   3,193     123,602 SH       Shared-defined             123,602
WNS HOLDINGS LTD           SPON ADR       92932M101  19,271     675,000 SH       Shared-defined 3 and 4     675,000